Post-retirement benefits - Summary of the reasonably possible changes (Detail) $ in Millions	Dec. 31, 2024 USD ($)
Effect on the discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 3.6
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(4.4)
Effect on medical inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(4.3)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 3.6